Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	742
T. Rowe Price Limited Duration Inflation Focused Bond Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	473
T. Rowe Price Limited Duration Inflation Focused Bond Fund-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0